SUBSEQUENT EVENT (Details Narrative)									12 Months Ended
	May 09, 2024 USD ($) shares	Apr. 24, 2024 USD ($)	Apr. 11, 2024 SGD ($)	Apr. 11, 2024 USD ($)	Mar. 14, 2024 USD ($) shares	Mar. 14, 2024 SGD ($) shares	Jan. 09, 2024 USD ($) $ / shares shares	Sep. 09, 2022 shares	Nov. 30, 2023 USD ($) $ / shares	Nov. 30, 2022 USD ($) $ / shares	Apr. 25, 2024	Mar. 31, 2024 $ / shares	Feb. 20, 2024 USD ($)	Feb. 20, 2024 SGD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Jun. 10, 2021 USD ($)	Jun. 10, 2021 SGD ($)
Subsequent Event [Line Items]
Payment for settlement									$ 33,475	$ 211,153
Conversion of stock, shares converted | shares								2,156,250
Business combination share price | $ / shares												$ 0.0001			$ 0.001	$ 0.001
Retained settlement already paid									$ 13,000	(13,000)
Value of subscription shares issued										$ 86,250,000
Common Class A [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares									$ 0.0001	$ 0.0001		0.0001
Stock redeemed or called during period, shares | shares							1,942,108
Common Class B [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares									$ 0.0001	$ 0.0001		$ 0.0001
Merger Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted | shares								12,500,000
Ideal Food & Beverage Pte. Ltd [Member]
Subsequent Event [Line Items]
Subscription shares issued | shares					19,000	19,000
Subscription issued value					$ 19,000
Percentage of issued and paid-up capital					19.00%	19.00%
Ketomei Pte. Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage													38.41%	38.41%			28.00%	28.00%
Amount lent																	$ 258,186	$ 350,000	$ 75,525	$ 100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock redeemed or called during period, shares | shares							1,942,108
Redemption price | $ / shares							$ 10.66
Stock issued during period, shares, conversion of units | shares							909,875
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares							$ 0.0001
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Business combination share price | $ / shares							$ 0.0001
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible promissory note	$ 250,000
Conversion of stock, shares converted | shares	125,000,000
Convertible note interest percentage	8.00%
Convertible note maturity date	three years
Subsequent Event [Member] | Satisfaction Agreement [Member]
Subsequent Event [Line Items]
Cash payment							$ 325,000
Stock issued during period, shares, acquisitions | shares							149,443
Promissory note							$ 1,184,375
Subsequent Event [Member] | Settlement Agreement [Member] | Meteora [Member]
Subsequent Event [Line Items]
Payment for settlement				$ 200,000
Retained settlement already paid				100,000
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Value of subscription shares issued					$ 19,000	$ 19,000
Subsequent Event [Member] | Credit Facility Agreement [Member]
Subsequent Event [Line Items]
Line of credit from alset. inc		$ 1,000,000
Line of credit interest percentage		3.00%
Subsequent Event [Member] | Letter of Credit [Member]
Subsequent Event [Line Items]
Line of credit facility aggregate		$ 1,000,000
Subsequent Event [Member] | Health Wealth Happiness Pte Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage											19.00%
Subsequent Event [Member] | Mr. Chan [Member]
Subsequent Event [Line Items]
Ownership percentage											11.00%
Subsequent Event [Member] | Joint Venture Company [Member]
Subsequent Event [Line Items]
Ownership percentage											70.00%
Subsequent Event [Member] | Ketomei Pte. Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage													38.41%	38.41%
Amount lent													$ 312,064	$ 420,000
Debt interest rate													55.65%	55.65%
Subsequent Event [Member] | Mr. Chen [Member]
Subsequent Event [Line Items]
Ownership percentage											70.00%
Meteora Settlement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payment for settlement			$ 200,000
Amount retain				$ 100,000